Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives), Senior management (Details)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022 EUR (€) shares people employee	Dec. 31, 2021 EUR (€) people employee shares	Dec. 31, 2014 EUR (€)	Dec. 31, 2020 employee
Disclosure of transactions between related parties [line items]
Number of persons | employee	206,462	199,177		193,226
Fixed	€ 5,717	€ 6,467
Variable remuneration in cash	2,827	3,079
Variable remuneration in shares	2,829	3,079
Pension contribution	1,892	1,824
Other remuneration	3,719	3,542
Total	€ 25,071	€ 26,487
Current senior managers
Disclosure of transactions between related parties [line items]
Reduction in directors' remuneration, percentage	35.00%
Number of persons | people	14	15
Fixed	€ 18,178	€ 19,183
Pension contribution	5,339	5,542
Other remuneration	6,956	5,055
Total	€ 52,736	€ 53,880	€ 80,792
Award, number of shares (in shares) | shares	2,504,000	2,706,819
Deferred amount in shares not linked to long-term objectives (in shares) | shares	1,101,000	1,175,191
Current senior managers | Variable remuneration (bonus) - Immediate payment
Disclosure of transactions between related parties [line items]
Variable remuneration in cash	€ 7,733	€ 8,402
Variable remuneration in shares	7,733	8,402
Current senior managers | Deferred variable remuneration
Disclosure of transactions between related parties [line items]
Variable remuneration in cash	3,398	3,648
Variable remuneration in shares	€ 3,399	€ 3,648